Subsequent Event	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Event	Subsequent Events On February 4, 2016, the Company’s Board of Directors declared dividends of $73,401, payable on March 15, 2016, to its sole shareholder, GWL&A Financial.